Revenue (Details) - Schedule of Disaggregated Revenue - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
Schedule of Disaggregated Revenue [Line Items]
Total revenue			$ 496
Battery systems and components sales [Member]
Schedule of Disaggregated Revenue [Line Items]
Total revenue			494
Retail charging services [Member]
Schedule of Disaggregated Revenue [Line Items]
Total revenue	$ 6	$ 17	$ 2